Performance Management - GROWTH FUND OF AMERICA	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 26.08% (quarter ended June 30, 2020)

Lowest -21.94% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 18.12%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	18.12%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	26.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(21.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance [Table]

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	28.71%	15.21%	13.91%	12.02%
− After taxes on distributions		26.13	13.45	11.96	N/A
− After taxes on distributions and sale of fund shares		18.85	11.98	11.00	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	12/1/1973	21.05%	13.60%	13.00%	13.58%
C	3/15/2001	26.46	14.10	12.96	9.38
F-1	3/15/2001	28.36	14.90	13.61	9.65
F-3	1/27/2017	28.83	15.33	N/A	15.16
529-A (with maximum sales charge)	2/15/2002	23.92	14.11	13.20	10.12
529-C	2/15/2002	26.41	14.05	13.18	10.08
529-E	3/1/2002	28.07	14.64	13.34	9.94
529-F-1	9/16/2002	28.62	15.15	13.84	11.79
529-F-2	10/30/2020	28.70	N/A	N/A	14.35
529-F-3	10/30/2020	28.77	N/A	N/A	14.40
R-1	6/6/2002	27.45	14.08	12.79	9.98
R-2	5/21/2002	27.45	14.07	12.80	9.75
R-2E	8/29/2014	27.81	14.41	13.14	12.75
R-3	5/21/2002	28.01	14.58	13.29	10.23
R-4	5/28/2002	28.40	14.92	13.63	10.59
R-5E	11/20/2015	28.62	15.15	N/A	14.41
R-5	5/15/2002	28.77	15.27	13.97	10.82
R-6	5/1/2009	28.84	15.33	14.03	15.11

Index	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	12.02%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Performance Availability Website Address [Text]	capitalgroup.com